Notes to Equity and Liabilities of the Balance Sheet - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 22, 2019	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of equity and liabilities of balance sheet [line items]
Non-interest bearing payment terms	no more than 30 days
Tax provisions and other provisions	€ 441,000	€ 392,000
Current portion of other liability	1,059,000	832,000
Common stock, including treasury stock	31,957,958	€ 31,839,572
Increase in common stock, including treasury stock	€ 118,386
Weighted average exercise price per share	€ 31.88
Exercise of Convertible Bonds Issued to Related Parties	€ 118,386
Number of convertible bonds exercised	118,386
Shares issued	31,927,958	31,839,572
Number of ordinary shares of conditional capital	6,340,760	6,459,146
Description of conditional capital	The aggregate nominal amount of the conditional capital created for the purpose of granting subscription rights to employees and members of the management of our Company or of an affiliated company may not exceed 10% of the share capital existing at the time of the shareholders’ meeting adopting such resolution.
Treasury shares repurchased	0
Treasury stock	€ 8,357,250	€ 10,398,773	€ 11,826,981	€ 14,648,212	€ 15,827,946		€ 14,251,962	€ 6,418,018	€ 3,594,393	€ 1,756,841	€ 9,774
Treasury stock shares	225,800	281,036	319,678	396,010	434,670		450,890	339,890	255,415	163,915	79,896
Decrease in treasury stock	€ 2,041,523	€ 1,428,208	€ 2,821,231	€ 3,361,697	€ 3,816,947
Transfer of shares of treasury stock to the Management Board and Senior Management	52,328
Transfer of shares of treasury stock to the Management Board and Senior Management, amount	€ 1,934,043
Treasury shares transfered to related parties, value	€ 107,480
Treasury shares transfered to related parties, number of shares	2,908
Additional paid-in capital	€ 628,176,568	619,908,453
Increase in additional paid-in capital	8,268,115
Increase in additional paid in capital from the exercise of convertible bonds	3,655,168
Increase in additional paid in capital from allocation of personnel expenses resulting from share-based payments	6,654,470
Change in Fair Value of Equity Instruments through Other Comprehensive Income	(1,160,160)	(127,458)	0
Foreign Currency Translation Differences from Consolidation	75,332	(83,432)	0
Consolidated Net Profit / (Loss)	(103,014,058)	(56,172,121)	€ (69,826,469)
Accumulated Deficit	(255,779,786)	€ (152,765,728)
Performance share [member]
Disclosure of equity and liabilities of balance sheet [line items]
Decrease in treasury stock	€ 1,934,043
Ordinary shares [member]
Disclosure of equity and liabilities of balance sheet [line items]
Authorized shares	14,684,291	14,843,488
Bearer shares [member]
Disclosure of equity and liabilities of balance sheet [line items]
Authorized shares	159,197
AuthorizedCapital2019-I [Member]
Disclosure of equity and liabilities of balance sheet [line items]
Authorized shares amount	€ 159,197					€ 159,197
Management board [member]
Disclosure of equity and liabilities of balance sheet [line items]
Exercise of Convertible Bonds Issued to Related Parties	€ 118,386
Number of convertible bonds exercised	118,386
Related parties [member]
Disclosure of equity and liabilities of balance sheet [line items]
Decrease in treasury stock	€ 107,480
PwC GmbH [member]
Disclosure of equity and liabilities of balance sheet [line items]
Total fee paid to auditors	1,191,435
Audit fees	872,785
Audit related fees	318,650
Accrued expenses [member]
Disclosure of equity and liabilities of balance sheet [line items]
Accrued personnel expenses for payments to employees and management	14,000,000	€ 5,100,000
Provisions for outstanding invoices	5,600,000	2,800,000
External laboratory services	24,400,000	26,200,000
License payments	100,000	100,000
Audit fees and other audit-related costs	700,000	500,000
Expenses for legal advice	€ 300,000	1,500,000
Accounts payable and accrued liability1 [member]
Disclosure of equity and liabilities of balance sheet [line items]
Current portion of other liability		€ 100,000